UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2026

Item 1. Reports to Stockholders.

Carbon Collective Climate Solutions U.S. Equity ETF Tailored Shareholder Report

semi-annual shareholder report January 31, 2026 Carbon Collective Climate Solutions U.S. Equity ETF Ticker: CCSO (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Carbon Collective Climate Solutions U.S. Equity ETF (the "Fund") for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.carboncollectivefunds.com/ccso/. You can also request this information by contacting us at (833) 794-0140 or by writing to the Carbon Collective Climate Solutions U.S. Equity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Carbon Collective Climate Solutions U.S. Equity ETF	$19	0.35%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$42,825
Number of Holdings	120
Total Advisory Fee	$66,460
Portfolio Turnover Rate	6%

Sector Breakdown - Investments
(% of Total Net Assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
Southern Copper Corp.	7.1
GE Vernova, Inc.	5.6
Johnson Controls International PLC	5.3
Quanta Services, Inc.	5.3
Carrier Global Corp.	5.0
Waste Management, Inc.	4.9
Cameco Corp.	4.7
Republic Services, Inc.	4.7
Waste Connections, Inc.	3.9
Nucor Corp.	3.5

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.carboncollectivefunds.com/ccso/.

Carbon Collective Short Duration Green Bond ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2026 Carbon Collective Short Duration Green Bond ETF Ticker: CCSB (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Carbon Collective Short Duration Green Bond ETF (the "Fund") for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.carboncollectivefunds.com/ccsb/. You can also request this information by contacting us at (833) 794-0140 or by writing to the Carbon Collective Short Duration Green Bond ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Carbon Collective Short Duration Green Bond ETF	$25	0.50%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$25,036
Number of Holdings	36
Total Advisory Fee	$55,516
Portfolio Turnover Rate	65%

Sector Breakdown - Investments
(% of Total Net Assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
First American Government Obligations Fund - Class X, 3.61%	15.3
Bank of Nova Scotia, 4.43% (SOFR + 0.73%), 02/02/2030	8.0
HA Sustainable Infrastructure Capital, Inc.., 6.15%, 01/15/2031	4.9
Boston Properties LP, 2.55%, 04/01/2032	4.5
HA Sustainable Infrastructure Capital, Inc., 8.00% to 06/01/2031 then 5 yr. CMT Rate + 4.30%, 06/01/2056	4.2
Dominion Energy, Inc., 2.25%, 08/15/2031	4.1
Public Service Co. of Oklahoma, 2.20%, 08/15/2031	4.1
Korea Electric Power Corp., 4.43% (SOFR + 0.62%), 11/12/2028	4.0
New York State Electric & Gas Corp., 5.05%, 08/15/2035	4.0
Mizuho Financial Group, Inc., 3.26% (1 yr. CMT Rate + 1.25%), 05/22/2030	3.9

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.carboncollectivefunds.com/ccsb/.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedules of Investments are included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

January 31, 2026 (Unaudited)

Tidal Trust II

• Carbon Collective Climate Solutions U.S. Equity ETF      | CCSO      |  The Nasdaq Stock Market, LLC

• Carbon Collective Short Duration Green Bond ETF          | CCSB       |  The Nasdaq Stock Market, LLC

Carbon Collective ETFs

Schedule of Investments	Carbon Collective Climate
Solutions U.S. Equity ETF
January 31, 2026 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Aerospace & Defense - 1.7%
Amprius Technologies, Inc. (a)	5,023	$62,486
Archer Aviation, Inc. - Class A (a)	26,724	192,145
Eve Holding, Inc. (a)	13,590	53,545
Joby Aviation, Inc. (a)	37,265	393,891
Vertical Aerospace Ltd. (a)	4,060	19,123
		721,190
Auto Manufacturers - 7.2%
Hyliion Holdings Corp. (a)	6,509	13,344
Li Auto, Inc. - ADR (a)	44,013	731,936
Lotus Technology, Inc. - ADR (a)	27,130	33,370
Lucid Group, Inc. (a)	12,974	143,622
NIO, Inc. - ADR (a)	93,749	440,620
Polestar Automotive Holding UK PLC - ADR (a)	3,071	46,464
Rivian Automotive, Inc. - Class A (a)	47,548	701,333
Vinfast Auto Ltd. (a)	87,869	289,968
XPeng, Inc. - ADR (a)	38,360	689,713
		3,090,370
Auto Parts & Equipment - 0.6%
Ads-Tec Energy PLC (a)	2,172	26,216
Microvast Holdings, Inc. (a)	12,595	32,999
QuantumScape Corp. (a)	22,062	195,249
		254,464
Building Materials - 13.8%
AAON, Inc.	3,144	286,293
Apogee Enterprises, Inc.	847	31,449
Carrier Global Corp.	35,635	2,123,133
Johnson Controls International PLC	19,159	2,284,902
Lennox International, Inc.	1,368	677,269
LSI Industries, Inc.	1,142	25,250
Owens Corning	3,326	398,588
Tecnoglass, Inc.	1,828	89,408
		5,916,292
Chemicals - 0.2%
Daqo New Energy Corp. - ADR (a)	2,560	63,283
Commercial Services - 5.5%
Quanta Services, Inc.	4,804	2,280,123
Willdan Group, Inc. (a)	542	68,400
		2,348,523
Distribution & Wholesale - 0.8%
Hudson Technologies, Inc. (a)	1,685	12,081
LKQ Corp.	10,127	332,672
		344,753
Electric - 5.3%
Ameresco, Inc. - Class A (a)	1,944	60,925
Brookfield Renewable Corp.	6,784	282,486
Clearway Energy, Inc. - Class A	8,060	272,186
Enlight Renewable Energy Ltd. (a)	15,334	852,110
Oklo, Inc. (a)	5,726	455,904

The accompanying notes are an integral part of these financial statements.	1

Schedule of Investments	Carbon Collective Climate
Solutions U.S. Equity ETF
January 31, 2026 (Unaudited)

Ormat Technologies, Inc.	2,249	280,990
ReNew Energy Global PLC - Class A (a)	13,640	73,929
		2,278,530
Electrical Components & Equipment - 0.8%
Acuity, Inc.	1,123	347,277
ChargePoint Holdings, Inc. (a)	800	4,792
Novonix Ltd. - ADR (a)	4,128	4,066
		356,135
Electronics - 4.5%
Badger Meter, Inc.	1,157	169,593
Hubbell, Inc.	1,982	967,097
Itron, Inc. (a)	1,718	170,219
KULR Technology Group, Inc. (a)	1,498	5,333
NEXTracker, Inc. - Class A (a)	5,241	613,669
		1,925,911
Energy - Alternate Sources - 5.1%
Array Technologies, Inc. (a)	5,715	64,722
Ballard Power Systems, Inc. (a)	11,665	27,179
Canadian Solar, Inc. (a)	2,388	45,671
Energy Vault Holdings, Inc. (a)	5,625	26,437
Enphase Energy, Inc. (a)	4,972	183,865
Eos Energy Enterprises, Inc. (a)	9,776	143,121
First Solar, Inc. (a)	3,960	893,059
Fluence Energy, Inc. (a)	7,081	217,882
FutureFuel Corp.	1,659	5,458
Gevo, Inc. (a)	9,049	17,736
JinkoSolar Holding Co. Ltd. - ADR	4,750	121,742
Montauk Renewables, Inc. (a)	5,413	9,419
OPAL Fuels, Inc. - Class A (a)	6,299	14,551
Plug Power, Inc. (a)	50,063	105,883
Shoals Technologies Group, Inc. - Class A (a)	6,218	58,698
SolarEdge Technologies, Inc. (a)	2,149	66,512
Sunrun, Inc. (a)	8,288	157,472
XPLR Infrastructure LP (a)	3,640	35,454
		2,194,861
Engineering & Construction - 1.4%
MYR Group, Inc. (a)	568	142,023
TopBuild Corp. (a)	991	463,837
		605,860
Environmental Control - 15.7%
Enviri Corp. (a)	2,945	55,720
GFL Environmental, Inc.	19,316	829,622
PureCycle Technologies, Inc. (a)	6,899	65,955
Republic Services, Inc.	9,312	2,002,918
Waste Connections, Inc.	9,899	1,659,072
Waste Management, Inc.	9,529	2,117,725
		6,731,012
Food - 0.1%
Beyond Meat, Inc. (a)	2,506	1,913
Hain Celestial Group, Inc. (a)	3,497	4,231
Oatly Group AB - ADR (a)	1,137	13,087

The accompanying notes are an integral part of these financial statements.	2

Schedule of Investments	Carbon Collective Climate
Solutions U.S. Equity ETF
January 31, 2026 (Unaudited)

SunOpta, Inc. (a)	4,596	21,050
		40,281
Home Builders - 0.7%
Installed Building Products, Inc.	1,023	294,767
Household Products & Wares - 0.1%
Quanex Building Products Corp.	1,763	33,003
Internet - 0.1%
Liquidity Services, Inc. (a)	1,304	41,728
Iron & Steel - 6.5%
Commercial Metals Co.	4,195	322,469
Nucor Corp.	8,497	1,510,087
Steel Dynamics, Inc.	5,335	958,006
		2,790,562
Leisure Time - 0.1%
Livewire Group, Inc. (a)	8,312	19,450
Niu Technologies - ADR (a)	3,237	10,715
		30,165
Machinery - Construction & Mining - 6.2%
GE Vernova, Inc.	3,295	2,393,389
NANO Nuclear Energy, Inc. (a)	1,781	52,352
NuScale Power Corp. (a)	11,314	197,769
		2,643,510
Machinery - Diversified - 0.9%
GrafTech International Ltd. (a)	796	12,028
Watts Water Technologies, Inc. - Class A	1,301	389,402
		401,430
Metal Fabricate & Hardware - 0.9%
Metallus, Inc. (a)	1,612	32,160
Valmont Industries, Inc.	745	331,942
		364,102
Mining - 17.0%
Cameco Corp.	16,182	1,996,697
Centrus Energy Corp. - Class A (a)	658	183,108
Critical Metals Corp. (a)	3,025	39,839
Denison Mines Corp. (a)	47,013	186,172
Encore Energy Corp. (a)	9,734	30,954
Energy Fuels, Inc. (a)	7,562	169,691
ERO Copper Corp. (a)	5,274	176,732
ioneer Ltd. - ADR (a)	2,614	11,554
IperionX Ltd. - ADR (a)	1,258	62,812
Lithium Americas Corp. (a)	9,599	46,747
Lithium Argentina AG (a)	5,754	38,724
MP Materials Corp. (a)	6,861	403,221
NexGen Energy Ltd. (a)	31,083	390,713
Sigma Lithium Corp. (a)	5,958	64,227
Southern Copper Corp.	15,991	3,043,362
TMC the metals Co., Inc. (a)	12,829	84,928
Uranium Energy Corp. (a)	17,280	297,907

The accompanying notes are an integral part of these financial statements.	3

Schedule of Investments	Carbon Collective Climate
Solutions U.S. Equity ETF
January 31, 2026 (Unaudited)

Uranium Royalty Corp. (a)	7,031	32,483
Ur-Energy, Inc. (a)	18,702	32,916
		7,292,787
Retail - 0.2%
ATRenew, Inc. - ADR (a)	8,230	48,392
Clean Energy Fuels Corp. (a)	8,240	18,128
EVgo, Inc. (a)	12,144	36,554
		103,074
Software - 3.4%
8x8, Inc. (a)	4,986	8,277
DocuSign, Inc. (a)	7,699	404,506
Kaltura, Inc. (a)	6,440	10,497
Zoom Communications, Inc. (a)	11,074	1,019,915
		1,443,195
Telecommunications - 0.1%
AudioCodes Ltd.	1,128	9,419
Preformed Line Products Co.	177	44,416
		53,835
TOTAL COMMON STOCKS (Cost $31,751,777)		42,363,623

REAL ESTATE INVESTMENT TRUSTS - 0.4%
Investment Companies - 0.4%
HA Sustainable Infrastructure Capital, Inc.	4,696	161,589
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $122,303)		161,589

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds – 0.7%
First American Government Obligations Fund - Class X, 3.61% (b)	295,258	295,258
TOTAL SHORT-TERM INVESTMENTS (Cost $295,258)		295,258

TOTAL INVESTMENTS - 100.0% (Cost $32,169,338)		42,820,470
Other Assets in Excess of Liabilities - 0.0% (c)		4,591
TOTAL NET ASSETS - 100.0%		$42,825,061

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.	4

Schedule of Investments	Carbon Collective Short
Duration Green Bond ETF
January 31, 2026 (Unaudited)

CORPORATE BONDS - 92.8%	Par	Value
Auto Manufacturers - 2.0%
Toyota Motor Corp., 4.45%, 06/30/2030	$500,000	$505,487
Auto Parts & Equipment - 2.9%
LG Energy Solution Ltd.
5.63%, 09/25/2026 (a)	400,000	403,435
5.75%, 09/25/2028 (a)	300,000	310,399
		713,834
Banks - 24.1%
Bank of Nova Scotia, 4.43% (SOFR + 0.73%), 02/02/2030	2,000,000	2,000,742
BNP Paribas SA, 1.68% (SOFR + 0.91%), 06/30/2027 (a)	500,000	495,011
Fifth Third Bancorp, 1.71% (SOFR + 0.69%), 11/01/2027	500,000	491,516
JPMorgan Chase & Co., 6.07% (SOFR + 1.33%), 10/22/2027	800,000	812,459
M&T Bank Corp., 4.83% to 01/16/2028 then SOFR + 0.93%, 01/16/2029	500,000	508,160
Mizuho Financial Group, Inc., 3.26% (1 yr. CMT Rate + 1.25%), 05/22/2030	1,000,000	970,182
Morgan Stanley Private Bank NA, 4.47% (SOFR + 0.77%), 02/08/2030	250,000	249,947
Norinchukin Bank, 5.09%, 10/16/2029 (a)	500,000	511,315
		6,039,332
Beverages - 0.9%
PepsiCo, Inc., 2.88%, 10/15/2049	350,000	230,799
Computers - 2.7%
HP, Inc., 2.65%, 06/17/2031	750,000	676,866
Electric - 23.6%
Avangrid, Inc., 3.80%, 06/01/2029	500,000	493,708
Dominion Energy, Inc., 2.25%, 08/15/2031	1,150,000	1,027,300
DTE Electric Co., 3.95%, 03/01/2049	500,000	395,415
Korea Electric Power Corp., 4.43% (SOFR + 0.62%), 11/12/2028 (a)	1,000,000	1,001,973
New York State Electric & Gas Corp., 5.05%, 08/15/2035 (a)	1,000,000	1,005,621
Public Service Co. of Oklahoma, 2.20%, 08/15/2031	1,150,000	1,020,946
Wisconsin Power and Light Co., 3.95%, 09/01/2032	1,000,000	963,929
		5,908,892
Electronics - 3.0%
Jabil, Inc., 4.25%, 05/15/2027	750,000	752,326
Energy - Alternate Sources - 1.0%
Hanwha Energy USA Holdings Corp., 4.38%, 07/02/2028 (a)	250,000	252,030
Environmental Control - 0.4%
Ambipar Lux Sarl, 9.88%, 02/06/2031 (a)(b)	497,000	96,732
Investment Companies - 9.7%
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/2031	1,200,000	1,231,361
8.00% to 06/01/2031 then 5 yr. CMT Rate + 4.30%, 06/01/2056	1,000,000	1,047,839
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026 (a)	161,000	160,301
		2,439,501
Private Equity - 3.3%
Brookfield Finance, Inc., 2.72%, 04/15/2031	900,000	825,939

The accompanying notes are an integral part of these financial statements.	5

Schedule of Investments	Carbon Collective Short
Duration Green Bond ETF
January 31, 2026 (Unaudited)

REITS - 9.0%
Boston Properties LP, 2.55%, 04/01/2032	1,300,000	1,136,646
Equinix, Inc.
1.55%, 03/15/2028	500,000	475,835
2.50%, 05/15/2031	700,000	634,468
		2,246,949
Semiconductors - 6.2%
Micron Technology, Inc., 2.70%, 04/15/2032	900,000	811,146
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 05/01/2030	300,000	289,442
2.50%, 05/11/2031	500,000	452,755
		1,553,343
Software - 1.8%
Autodesk, Inc., 2.40%, 12/15/2031	500,000	445,745

Telecommunications - 2.2%
Verizon Communications, Inc., 2.85%, 09/03/2041	750,000	538,916
TOTAL CORPORATE BONDS (Cost $23,304,338)		23,226,691

SHORT-TERM INVESTMENTS - 15.3%
Money Market Funds – 15.3%
First American Government Obligations Fund – Class X, 3.61% (c)	3,831,527	3,831,527
TOTAL SHORT-TERM INVESTMENTS (Cost $3,831,527)		3,831,527

TOTAL INVESTMENTS - 108.1% (Cost $27,135,865)		27,058,218
Liabilities in Excess of Other Assets - (8.1)%		(2,022,314)
TOTAL NET ASSETS - 100.0%		$25,035,904

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2026, the value of these securities total $4,236,817 or 16.9% of the Fund’s net assets.

(b)	Issuer is currently in default.

(c)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

The accompanying notes are an integral part of these financial statements.	6

Statements of Assets and Liabilities	Carbon Collective ETFs
January 31, 2026 (Unaudited)

	Carbon Collective Climate Solutions U.S. Equity ETF	Carbon Collective Short Duration Green Bond ETF
ASSETS:
Investments, at value (Note 2)	$42,820,470	$27,058,218
Dividends receivable	16,206	6,465
Dividend tax reclaims receivable	533	—
Interest receivable	—	231,318
Issuance fees receivable	180	—
Total assets	42,837,389	27,296,001

LIABILITIES:
Payable to Adviser (Note 4)	12,328	9,933
Payable for investments purchased	—	2,250,164
Total liabilities	12,328	2,260,097
NET ASSETS	$42,825,061	$25,035,904

NET ASSETS CONSISTS OF:
Paid-in capital	$33,143,138	$25,050,556
Total distributable earnings/(accumulated losses)	9,681,923	(14,652)
Total net assets	$42,825,061	$25,035,904

Net assets	$42,825,061	$25,035,904
Shares issued and outstanding (a)	1,625,000	1,240,000
Net asset value per share	$26.35	$20.19

COST:
Investments, at cost	$32,169,338	$27,135,865

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	7

Statements of Operations	Carbon Collective ETFs
For the Six-Months Ended January 31, 2026 (Unaudited)

	Carbon Collective Climate Solutions U.S. Equity ETF	Carbon Collective Short Duration Green Bond ETF
INVESTMENT INCOME:
Dividend income	$150,380	$29,591
Less: issuance fees	(919)	—
Less: dividend withholding taxes	(3,127)	—
Interest income	—	525,633
Total investment income	146,334	555,224

EXPENSES:
Investment advisory fee (Note 4)	66,460	55,516
Total expenses	66,460	55,516
NET INVESTMENT INCOME	79,874	499,708

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(253,236)	31,343
In-kind redemptions	1,327,830	—
Net realized gain (loss)	1,074,594	31,343
Net change in unrealized appreciation (depreciation) on:
Investments	3,225,773	(192,045)
Net change in unrealized appreciation (depreciation)	3,225,773	(192,045)
Net realized and unrealized gain (loss)	4,300,367	(160,702)
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$4,380,241	$339,006

The accompanying notes are an integral part of these financial statements.	8

Statements of Changes in Net Assets	Carbon Collective ETFs

	Carbon Collective Climate Solutions U.S. Equity ETF		Carbon Collective Short Duration Green Bond ETF
	Period ended January 31, 2026 (Unaudited)	Year ended July 31, 2025	Period ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
OPERATIONS:
Net investment income (loss)	$79,874	$105,868	$499,708	$724,869
Net realized gain (loss)	1,074,594	(252,012)	31,343	60,850
Net change in unrealized appreciation (depreciation)	3,225,773	6,315,306	(192,045)	26,926
Net increase (decrease) in net assets from operations	4,380,241	6,169,162	339,006	812,645

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(79,874)	(160,597)	(521,111)	(774,212)
From return of capital	(165,296)	—	—	—
Total distributions to shareholders	(245,170)	(160,597)	(521,111)	(774,212)

CAPITAL TRANSACTIONS:
Shares sold	7,578,408	1,917,235	4,449,308	9,051,331
Shares redeemed	(3,173,028)	(2,602,024)	—	—
ETF transaction fees	—	—	4,450	9,051
Net increase (decrease) in net assets from capital transactions	4,405,380	(684,789)	4,453,758	9,060,382

NET INCREASE (DECREASE) IN NET ASSETS	8,540,451	5,323,776	4,271,653	9,098,815

NET ASSETS:
Beginning of the period	34,284,610	28,960,834	20,764,251	11,665,436
End of the period	$42,825,061	$34,284,610	$25,035,904	$20,764,251

SHARES TRANSACTIONS
Shares sold	300,000	100,000	220,000	445,000
Shares redeemed	(125,000)	(125,000)	—	—
Total increase (decrease) in shares outstanding	175,000	(25,000)	220,000	445,000

The accompanying notes are an integral part of these financial statements.	9

Financial Highlights	Carbon Collective Climate
Solutions U.S. Equity ETF

For a share outstanding throughout the periods presented

	Six-Months ended January 31,	Year ended July 31,
	2026 (Unaudited)	2025	2024	Period ended July 31, 2023(a)
PER SHARE DATA:

Net asset value, beginning of period	$23.64	$19.63	$21.31	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.05	0.07	0.10	0.13
Net realized and unrealized gain (loss) on investments (c)	2.82	4.05	(1.62)	1.22
Total from investment operations	2.87	4.12	(1.52)	1.35

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)	(0.11)	(0.16)	(0.04)
Return of capital	(0.11)	—	—	—
Total distributions	(0.16)	(0.11)	(0.16)	(0.04)
Net asset value, end of period	$26.35	$23.64	$19.63	$21.31

TOTAL RETURN (d)	12.15%	21.04%	-7.13%	6.81%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$42,825	$34,285	$28,961	$22,376
Ratio of expenses to average net assets (e)	0.35%	0.35%	0.35%	0.35%
Ratio of tax expenses to average net assets (e)	–%	–%	–%	0.00%(f)
Ratio of operational expenses to average net assets excluding tax expense(e)	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets (e)	0.42%	0.34%	0.53%	0.83%
Portfolio turnover rate (d)(g)	6%	29%	18%	37%

(a)	Inception date of the Fund was September 19, 2022.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Amount represents less than 0.005%.

(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.	10

Financial Highlights	Carbon Collective Short
Duration Green Bond ETF
For a share outstanding throughout the periods presented

	Six-Months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025	Period ended July 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.36	$20.29	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.46	0.92	0.27
Net realized and unrealized gain (loss) on investments (c)	(0.16)	0.11	0.18
Total from investment operations	0.30	1.03	0.45

LESS DISTRIBUTIONS FROM:
Net investment income	(0.46)	(0.97)	(0.18)
Net realized gains	(0.01)	—	—
Total distributions	(0.47)	(0.97)	(0.18)

ETF transaction fees per share	0.00(d)	0.01	0.02
Net asset value, end of period	$20.19	$20.36	$20.29

TOTAL RETURN (e)	1.54%	5.24%	2.37%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$25,036	$20,764	$11,665
Ratio of expenses to average net assets (f)	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets (f)	4.50%	4.54%	4.56%
Portfolio turnover rate (e)(g)	65%	100%	83%

(a)	Inception date of the Fund was April 11, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.	11

Notes to the Financial Statements	Carbon Collective ETFs

January 31, 2026 (Unaudited)

NOTE 1 – ORGANIZATION

The Carbon Collective Climate Solutions U.S. Equity ETF (“CCSO”) and Carbon Collective Short Duration Green Bond ETF (“CCSB”) (each, a “Fund,” and collectively, the “Funds”) are diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serv es as investment adviser to the Funds. Carbon Collective Investing, LLC (“Carbon Collective” or a “Sub-Adviser”) serves as investment sub-adviser to each Fund and Artesian Capital Management (Delaware) LP (“Artesian Capital” or a “Sub-Adviser”) (collectively the “Sub-Advisers”) serves as a sub-adviser for the Carbon Collective Short Duration Green Bond ETF. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. CCSO commenced operations on September 19, 2022. CCSB commenced operations on April 11, 2024.

The investment objective of CCSO is to seek to achieve long-term capital appreciation. The investment objective of CCSB is to seek maximum total return, consistent with preservation of capital and prudent investment management.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“The NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on The NASDAQ, The NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the Investment Company Act of 1940.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market,

Notes to the Financial Statements	Carbon Collective ETFs

January 31, 2026 (Unaudited)

prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2026:

CCSO
Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$42,363,623	$—	$—	$42,363,623
Real Estate Investment Trusts	161,589	—	—	161,589
Money Market Funds	295,258	—	—	295,258
Total Investments	$42,820,470	$—	$—	$42,820,470

CCSB
Investments	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$23,226,691	$—	$23,226,691
Money Market Funds	3,831,527	—	—	3,831,527
Total Investments	$3,831,527	$23,226,691	$—	$27,058,218

Refer to the Schedule of Investments for further disaggregation of investment categories.

B.	Federal Income Taxes. Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of January 31, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

Notes to the Financial Statements	Carbon Collective ETFs

January 31, 2026 (Unaudited)

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

D.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for CCSO are declared and paid at least annually. Distributions to shareholders from net investment income, if any, for CCSB are declared and paid at least monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.	Share Valuation. The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which The NASDAQ is closed for trading.

G.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Climate Change Consideration Risk (CCSO Only). Applying climate change and other filters to the investment process may exclude securities of certain issuers for non-investment reasons and therefore the Fund may forgo some market opportunities available to funds that do not use these criteria. As a result, at times, the Fund may underperform funds that are not subject to similar investment considerations. Additionally, the Fund will be more susceptible to events or factors affecting market segments that are focused on climate change solutions.

Equity Market Risk (CCSO Only). The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular finan cial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Notes to the Financial Statements	Carbon Collective ETFs

January 31, 2026 (Unaudited)

Fixed Income Risk (CCSB Only). The value of the Fund’s investments in fixed-income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed-income securities owned indirectly by the Fund. On the other hand, if rates fall, the value of the fixed-income securities generally increases. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In general, the market price of fixed-income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

High Yield Securities (Junk Bonds) Risk (CCSB Only). Securities rated below-investment-grade are often referred to as high-yield securities or “junk bonds.” Investments in lower-rated corporate debt securities typically entail greater price volatility and principal and income risk. High-yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high-yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high-yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high-yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund by investing in such securities may incur additional expenses to obtain recovery.

Interest Rate Risk (CCSB Only). Generally, the value of fixed-income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed-income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed-income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. In addition, the interest rates payable on floating-rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating-rate security is a variable rate which is tied to another interest rate. Floating-rate securities are subject to interest rate risk and credit risk.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. Each Fund is subject to the above principal risks, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Funds, see the section in the Funds’ Prospectus titled “Additional Information About the Funds — Principal Investment Risks.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Advisers and review of the Sub-Advisers’ performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
CCSO	0.35%
CCSB	0.50%

Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Advisers to pay, all expenses incurred by each Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”),

Notes to the Financial Statements	Carbon Collective ETFs

January 31, 2026 (Unaudited)

and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the six-months ended January 31, 2026 are disclosed in the Statements of Operations.

Carbon Collective serves as investment sub-adviser to the Funds, and Artesian Capital serves as sub-adviser to CCSB, pursuant to a sub-advisory agreement between the Adviser and each Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreements”). Pursuant to the Sub-Advisory Agreements, Carbon Collective is responsible for the day-to-day management of CCSO’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. Pursuant to the Sub-Advisory Agreements, Artesian Capital Management is responsible for the day-to-day management of CCSB’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. Carbon Collective is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.02% of each Fund’s average daily net assets (the “Carbon Collective Sub-Advisory Fee”). Artesian Capital is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.02% of CCSB’s average daily net assets (the "Artesian Capital Sub-Advisory Fee" and each a "Sub-Advisory Fee"). Carbon Collective has agreed to assume all or a portion of the Adviser’s obligation to pay expenses incurred by the Funds, except for the sub-advisory fee payable to Carbon Collective and Excluded Expenses. Artesian Capital has agreed to assume all or a portion of the Adviser’s obligation to pay expenses incurred by CCSB, except for the Sub-Advisory Fee payable to Artesian and Excluded Expenses. Following this agreement, Artesian Capital and Carbon Collective have agreed to split all expenses incurred. For assuming the payment obligation, the Adviser has agreed to pay the Sub-Advisers a corresponding share of profits, if any, generated by each Fund’s Investment Advisory Fee, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Advisers include fees charged by Tidal ETF Services, LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser.

Tidal serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Chief Financial Officer, which serves as the Chief Operating Decision Maker ("CODM"). The Chief Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Chief Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required.

Notes to the Financial Statements	Carbon Collective ETFs

January 31, 2026 (Unaudited)

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, fund operating expenses, and transaction costs, are considered general fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six-months ended January 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
CCSO	$2,230,458	$2,909,047
CCSB	17,501,699	13,293,049

For the six-months ended January 31, 2026, there were no purchases or sales of long-term U.S. government securities.

For the six-months ended January 31, 2026, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
CCSO	$7,485,065	$2,692,078
CCSB	—	—

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six-months ended January 31, 2026 (estimated), were as follows:

Distributions paid from:	CCSO	CCSB
Ordinary Income	$79,874	$506,690
Long-Term Capital Gains	—	14,421
Return of Capital	165,296	—

The tax character of distributions paid during the prior fiscal year ended July 31, 2025, were as follows:

Distributions paid from:	CCSO	CCSB
Ordinary Income	$160,597	$774,212

As of the prior fiscal year ended July 31, 2025, the components of distributable earnings on a tax basis were as follows:

	CCSO	CCSB
Investments, at cost(a)	$27,561,174	$20,473,583
Gross tax unrealized appreciation	10,309,503	170,992
Gross tax unrealized depreciation	(3,589,575)	(62,661)
Net tax unrealized appreciation (depreciation)	6,719,928	108,331
Undistributed ordinary income (loss)	28,691	56,166
Undistributed long-term capital gain (loss)	—	2,956
Total distributable earnings	28,691	59,122
Other accumulated gain (loss)	(1,201,767)	—
Total distributable earnings	$5,546,852	$167,453

Notes to the Financial Statements	Carbon Collective ETFs

January 31, 2026 (Unaudited)

(a)	The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales and mark-to-market adjustments for passive foreign investment companies.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Funds’ next taxable year. As of the prior fiscal year ended July 31, 2025, the Funds had not elected to defer any late-year or post-October losses. As of the prior fiscal year ended July 31, 2025, CCSO had short-term capital loss carryovers of $37,177, and long-term capital loss carryovers of $1,164,590, which do not expire. As of the prior fiscal year ended July 31, 2025, CCSB had no short-term capital loss carryovers and no long-term capital loss carryovers.

NOTE 8 – SHARES TRANSACTIONS

Shares of the Funds are listed and traded on The NASDAQ. Market prices for the Shares may be different from their NAV. The Funds issue and redeem Shares on a continuous basis at NAV generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for CCSO is $500 and CCSB is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Advisers will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

●	Carbon Collective Climate Solutions U.S. Equity ETF and Carbon Collective Short Duration Green Bond ETF (“Carbon Collective ETFs”), (collectively, each a “Fund” and together, the “Funds,” and each Fund, a “Sub-advised Fund”)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on August 27, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of the renewal of:

●	the Investment Advisory Agreement (an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund;

●	an Investment Sub-Advisory Agreement (a “Sub-Advisory Agreement) between the Adviser and Artesian Capital Management LLC (“Artesian”) with respect to the Carbon Collective Short Duration Green Bond ETF

●	a Sub-Advisory Agreement between the Adviser and Carbon Collective Investing, LLC (“Carbon Collective”) with respect to the Carbon Collective ETFs;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Advisers.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to each Fund’s shareholders by the Adviser and Sub-Advisers; (ii) the costs of the services provided and the profits realized by the Adviser and Sub-Advisers from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser or Sub-Advisers and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on June 30, 2025, meetings held on August 6 and August 7, 2025, and the meeting held on August 27, 2025. Among other things, each of the Adviser and Sub- Advisers provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services Provided. The Trustees considered the nature, extent and quality of services provided under the Advisory Agreement and Sub-Advisory Agreements. In considering the nature, extent and quality of the services provided by the Adviser and Sub-Advisers, the Board reviewed the Adviser’s and each Sub-Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Adviser working with each ETF. The Board also considered other services provided to the Funds by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by the Adviser and Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board considered the investment performance of each Fund against relevant benchmarks, such as the Fund’s stated investment objectives, a comparative peer group of similar funds and/or its respective securities benchmark index, as deemed appropriate by the Board. In doing so, the Board recognized that many of the Funds have specialized strategies that have specific targeted goals while others may have more generalized strategies but are significantly different from other funds in the same investment universe. In these circumstances, the Board considered that it was t difficult to fairly benchmark performance against peers and also took into account that certain Funds had a very limited universe of peers. In these circumstances the Board placed greater emphasis on other means of measuring performance. The Board considered that each Fund was relatively new and had not been in operation for a sufficient time period to establish a meaningful track record.

The Board reviewed each Fund’s performance on a case-by-case basis. The Board also took into account that each Fund’s track record was measured as of a specified date, and that track records can vary as of different measurement dates. Therefore, in reviewing a Fund that is currently underperforming or not meeting its investment goals, the Board also considered the market conditions experienced during the periods under review, as well as the outlook for the Fund going forward in light of expected future market conditions. A summary of each Fund’s performance track record as of May 30, 2025, is provided below:

For Carbon Collective Climate Solutions US Equity ETF, the Board noted that the Fund had outperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund.

For Carbon Collective Short Duration Green Bond ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund.

After considering all of the information, the Board concluded that the performance of each Fund was satisfactory.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Trustees further took into account that many of the Funds had distinctive investment strategies and styles which resulted in the Funds being significantly different from many of the funds in the comparative universe, which made certain peer group analysis less relevant from an expense perspective. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources.

The Board’s overall assessment with respect to each Fund was that, taking into account the considerations noted below, the total expense ratio to be paid by investors in the Fund, which is most representative of an investor’s net experience, was fair and reasonable.

For Carbon Collective Climate Solutions US Equity ETF, the Board noted that the Fund’s unitary fee and net expense ratio were below the peer group median.

For Carbon Collective Short Duration Green Bond ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median.

The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with each of the Funds, and concluded that many of the Funds was profitable to the Adviser, the fees had not been, and currently were not, excessive, and the Adviser had adequate financial resources to support its services to the Funds from the revenues of its overall investment advisory business. In considering profitability, the Board discuss and considered the methodology used by the Adviser in calculating profit margins but also considered other elements relevant to discussions of profitability, such as the entrepreneurial risk undertaken by the Adviser in launching and maintaining the Funds.

The Board also reviewed the sub-advisory fee paid to each Sub-Adviser for its services under the Sub-Advisory Agreement. The Board considered this fee in light of the services each Sub-Adviser provides as investment sub-adviser to each of the Sub-advised Funds, as applicable. The Board determined that the fee reflected an appropriate allocation of the advisory fee paid to the Adviser and Sub-Adviser given the work performed by each firm. The Board also considered that each Fund had one or more sponsors, each which had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the sponsor(s) out of its profits. The Board concluded that the sub-advisory fee for each Sub-advised Fund was reasonable in light of the services rendered.

The Board discussed that as each Fund was relatively new, there were not yet any economies of scale to consider. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis.

The Board also considered that the sub-advisory fee paid to each Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and each Sub- Adviser.. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from its relationship with the respective Fund was not a material factor in their deliberations with respect to consideration of approval of each Sub-Advisory Agreement. The Board considered that, because the sub-advisory fee was paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the respective sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser provide to each Fund; and (c) agreed to approve renewal of the Advisory Agreement and Sub-Advisory Agreement for a term of one year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	April 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	April 9, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	April 9, 2026

* Print the name and title of each signing officer under his or her signature.